Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended
	Oct. 02, 2013 Shareholder	May 04, 2013	Apr. 30, 2011	Feb. 01, 2014	Feb. 02, 2013	Apr. 30, 2011 Forfeited	May 01, 2013 Class A common stock	May 04, 2013 Class A common stock	Apr. 30, 2011 Class A common stock	Oct. 02, 2013 Class A common stock	May 01, 2013 Class L Common Stock	May 04, 2013 Class L Common Stock	Apr. 30, 2011 Class L Common Stock	Feb. 01, 2014 Class L Common Stock	Oct. 02, 2013 Class L Common Stock	Feb. 02, 2013 Class L Common Stock	Jan. 28, 2012 Class L Common Stock	Jan. 28, 2011 Class L Common Stock	Feb. 01, 2014 Class L Common Stock Priority Returns
Statement Equity Components [Line Items]
Reclassification of common stock	58,299,197
Class L common stock split into one share of Class A Common stock	11
Common Stock, Authorized	582,771,244			500,000,000	568,416,244
Common Stock, Par Value	$ 0.0001			$ 0.0001	$ 0.0001
Undesignated preferred stock, Authorized				50,000,000	50,000,000
Common Stock, Class L, Authorized	5,914,356				5,769,356
Common Stock, Class L, Issued					5,232,118
Common Stock, Class L, Outstanding					5,183,506										5,299,927	5,183,506	5,104,677	5,050,924
Common Stock, Class L, Par Value	$ 0.001				$ 0.001
Number of stockholders , before reclassification	66
Prior to the Reclassification, Common Stock, Shares Outstanding				73,686,524	513,167,094					524,692,773
Common Stock, Issued	588,685,600			74,218,275	517,979,682
Common Stock Distribution														Class L common stock was legally designated as common stock, but was entitled to a priority return preference equal to the sum of (i) $81 per share base amount plus (ii) an amount sufficient to generate an internal rate of return equal to 14.5% per annum (compounded quarterly).
Dividend Entitled																			$ 81
Dividend rate				14.50%															14.50%
Liquidation preference description				The holders of Class L common stock, as a single and separate class, were entitled to receive all liquidation distributions until each share had been paid an amount equal to Class L base amount of $81 per share.
Common stock dividends declared		$ 336.0	$ 300.0			$ 0.4
Common stock dividends declared, per share		$ 5.89	$ 5.40
Number of stock in each unit							99	99	99		1	1	1